Leases	12 Months Ended
Dec. 31, 2025
Leases [Abstract]
Leases
15. Leases

During the year ended December 31, 2023, the Group entered into a lease for an office space. The right-of-use asset relating to this lease has been included in property, plant and equipment. At the lease commencement date, the right-of-use asset was recognized at the present value of the future lease payments, discounted at the Group’s incremental borrowing rate which was calculated as 6%.

At December 31, 2025, the Group’s lease liability was $0.5 million (2024: $0.6 million). Interest expense of $35 thousand was recognized on lease liabilities in the year ended December 31, 2025 (2024: $48 thousand). The following table sets out the maturity analysis of lease payments, on an undiscounted basis.

	Year ended December 31,
	2025	2024
	$’000	$’000
Less than one year	383	271
One to two years	153	271
Two to three years	—	135
Total undiscounted lease payable	536	677

Lease expenses for short-term leases were $30 thousand for the year ended December 31, 2025 (2024: $29 thousand, 2023: $0.1 million).